Income Tax and Social Contribution - Additional Information (Detail) - BRL (R$)		12 Months Ended
	Oct. 06, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of estimate of realization and present value of net deferred taxes [abstract]
Social contribution tax rate	15.00%	20.00%
Unrecorded deferred tax assets		R$ 0	R$ 0